DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2020
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

14.     DERIVATIVE INSTRUMENTS

A significant portion of the Company’s capital, exploration, operating and administrative expenditures are incurred in BRL and Mexican peso ("MXN"), while revenues from the sale of refined gold and metal concentrates are denominated in USD.  The fluctuation of the USD in relation to the BRL and MXN consequently impacts the reported financial performance of the Company.  To manage the Company’s exposure to changes in the BRL and MXN exchange rate, the Company has entered, for time to time, into forward contracts to purchase foreign currencies in exchange for USD at various rates and maturity dates.

As at December 31, 2020, non-deliverable forward foreign exchange contracts for BRL against USD totalling BRL 88.2 million (December 31, 2019 – BRL 418.2 million) at various pre-determined rates ranging from BRL 4.37/USD to BRL 4.45/USD, at various maturity dates until February 2021, were outstanding.  The fair value of these contracts resulted in a liability of  $3.0 million at December 31, 2020 (December 31, 2019 - asset of $3.5 million).  A non-deliverable forward foreign exchange contract does not require physical delivery of the designated currencies at maturity.

The objective of the Company’s BRL/USD hedging strategy, which was executed in the fourth quarter of 2019 and first quarter of 2020, was to reduce exposure to any appreciation in the BRL, which was at or near record lows relative to the USD.  This allowed the Company to gain better certainty with regard to the Company’s projected operating cash-flows and capital expenditures for Tucano at a time of lower gold prices.  The Company has not entered any additional forward contracts since January 2020.